Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 2,894
Less accumulated depreciation and amortization		(1,736)
Property and equipment, net		1,158
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,656
Capital in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		600
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		401
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		237
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment